Movement of Provision for Inventory (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Inventory [Line Items]
Charge to expenses	$ (2,570)	$ (1,378)
Inventory Valuation Reserve
Inventory [Line Items]
Balance at beginning of the year	667	450
Charge to expenses	2,761	217
Balance at end of the year	$ 3,428	$ 667